SUMMARY OF PRINCIPAL ACCOUNTING POLICIES - Convertible loans measured at fair value on a recurring basis (Details) - Level 3 - Convertible loan ("CL") ¥ in Thousands, $ in Thousands	6 Months Ended		12 Months Ended
	Jun. 30, 2022 CNY (¥)	Jun. 30, 2022 USD ($)	Dec. 31, 2021 CNY (¥)
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Opening balance	¥ 27,859	$ 4,159	¥ 2,232
New convertible loans issued			32,344
Conversion of accounts payable to convertible loan			4,534
Conversion of convertible loans	(27,739)	(4,141)	(20,110)
Loss on change in fair value of convertible loan	(139)	(21)	9,073
Other comprehensive income -foreign exchange translations	34	5	(214)
Total	¥ 15	$ 2	¥ 27,859